Stock Based Compensation Expenses - Valuation of stock option award (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation [Line Items]
Expected volatility		70.00%	76.30%	70.00%		59.00%
Risk-free interest rate		1.59%	0.45%	2.54%		2.60%
Expected contractual term	0 years	6 years 3 months	6 years 3 months	6 years 3 months		1 year
Expected dividend yield	0.00%	0.00%	0.00%	0.00%		0.00%
Share-based Payment Arrangement [Member]
Share Based Compensation [Line Items]
Expected volatility					70.00%	63.90%
Risk-free interest rate					2.50%	2.80%
Expected contractual term					6 years 3 months	6 years 3 months
Expected dividend yield					0.00%	0.00%